Legal Proceedings (Details Narrative)	6 Months Ended
Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Voting Right Increase	1200:1
Damages sought	$ 10,000,000
Paid to Grisaffi	3,500,000
Money spent by LSW	$ 6,500,000